Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the activity related to restricted share units	The following table presents a summary of the activity related to our restricted share units:

	US$ denominated
	Number of units		Weighted average grant-date fair value
	Non-vested	Vested
Outstanding, January 1, 2020	2,101,733	—	$6.70
Granted	357,966	—	11.11
Vested	(982,395)	982,395	6.51
Exercised	—	(982,395)	6.51
Forfeited	(93,662)	—	7.12
Outstanding, December 31, 2020	1,383,642	—	7.94
Granted	1,383,983	—	27.26
Vested	(805,429)	805,429	7.29
Exercised(1)	—	(805,429)	7.29
Forfeited	(111,389)	—	20.16
Outstanding, December 31, 2021	1,850,807	—	21.94
Granted	821,223	59,512	26.41
Vested	(798,373)	798,373	16.63
Exercised(1)	—	(857,885)	17.52
Forfeited	(267,836)	—	19.85
Outstanding, December 31, 2022	1,605,821	—	$27.10
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(1)During the year ended December 31, 2022, 360,044 RSUs and PSUs (2021 - 32,244 RSUs) were exercised and settled with subordinate voting shares issued from treasury, and 497,841 Phantom RSUs and Phantom PSUs (2021 - 773,185 Phantom RSUs and Phantom PSUs) were exercised and cash-settled for $11 million (2021 - $26 million) based on a weighted average share price on the dates of exercises of $22.01 (2021 - $33.24).

	2022			2021			2020
	Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units
Years Ended December 31 Canadian $ denominated	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value
Outstanding, beginning of year	78,011	—	$24.20	156,749	—	$24.17	253,622	—	$23.78
Granted	—	—	—	24,757	—	27.58	13,217	—	24.97
Vested	(59,549)	59,549	24.13	(85,154)	85,154	23.96	(113,737)	113,737	25.49
Exercised(1)	—	(59,549)	24.13	—	(86,745)	25.22	—	(113,737)	25.49
Dividends	1,568	—	30.85	5,023	1,591	27.43	10,156	—	15.42
Forfeited	(20,030)	—	24.92	(23,364)	—	24.72	(6,509)	—	23.59
Outstanding, end of year	—	—	$—	78,011	—	$24.20	156,749	—	$24.17
_________________________________________________(1)During the year ended December 31, 2022, Phantom TELUS Corporation RSUs exercised were cash-settled for CAD$2 million (2021 - CAD$2 million), reflecting the share price on the date of exercise of CAD$28.67 (2021 - CAD$27.58).
Summary of the activity related to share option awards
The following table presents a summary of the activity related to our share option awards.

	US $ denominated			Canadian $ denominated
	Number of share option units			Number of share option units
	Non-vested	Vested	Weighted average exercise price	Non-vested	Vested	Weighted average exercise price
Outstanding, January 1, 2020	4,476,658	—	$6.91	—	242,244	$4.75
Vested	(3,822,025)	3,822,025	6.21	—	—	—
Exercised	—	(554,602)	6.21	—	—	—
Outstanding, December 31, 2020	654,633	3,267,423	6.94	—	242,244	4.75
Granted	579,949	—	25.00	—	—	—
Vested	(150,397)	150,397	5.78	—	—	—
Exercised(1)	—	(1,321,238)	5.74	—	(242,244)	4.75
Outstanding, December 31, 2021	1,084,185	2,096,582	10.74	—	—	—
Vested	(293,860)	293,860	8.46	—	—	—
Exercised(1)	—	(293,860)	8.46	—	—	—
Forfeited	(209,610)	—	$6.59	—	—	$—
Outstanding, December 31, 2022(2)	580,715	2,096,582	$11.31	—	—	$—
Exercisable, December 31, 2022	—	2,096,582	$7.45	—	—	$—
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(1)During the year ended December 31, 2022, 159,354 Share Options (2021 - 715,884 Share Options) were exercised and settled for 65,859 shares (2021 - 382,367 shares) issued from treasury, net of withholding taxes paid, and 134,506 Phantom Share Options (2021 - 847,598 Phantom Share Options) were exercised and cash-settled for $2 million (2021 - $22 million, $5 million of which was accrued and paid in January 2022), reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $23.75 (2021 - $31.23).
(2)For options outstanding at the end of the period, the exercise prices ranged from $4.87 to $8.95 for 2,223,121 options (2021 - $4.87 to $8.95 for 2,600,818 options) with a weighted-average remaining contractual life of 4.2 years (2021 - 5.6 years), and $25.00 for 454,176 options (2021 - $25 for 579,949 options) with a weighted-average remaining expected life of 8.2 years (2021 - 9.2 years).
Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The weighted average fair value of Share Options granted during the year ended December 31, 2021, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2021
Share option award fair value (per share option)	$5.34
Risk free interest rate	0.73%
Expected lives (years)	6.5
Expected volatility	19.30%
Dividend yield	—